INCOME TAX BENEFIT - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued interest to foreign related parties	$ 2,771	$ 1,660
Lease liability	2,222	2,434
Formation costs	1,421	1,509
Net operating losses	20,669	13,117
Inventory reserve	2,134	1,731
Other temporary differences	962	646
Accrued compensation	1,112	1,377
R&D tax credits	482	379
Non-deductible interest carryover	5,077	3,350
Below market contract	1,469	2,373
Capitalized research	2,811	2,538
Investment in Waldencast LP	9,059	3,466
Total deferred tax assets	50,189	34,580
Deferred tax liabilities:
Goodwill	(1,016)	(285)
Fixed asset basis	(92)	(370)
Lease asset	(1,015)	(2,025)
Intangibles	(43,543)	(46,206)
Total deferred tax liabilities	(45,666)	(48,886)
Net deferred tax (liabilities) assets	4,523	(14,306)
Less: valuation allowance	(19,752)	(7,944)
Net deferred tax liabilities	$ (15,229)	$ (22,250)